Stockholders' Equity and Stock-Based Compensation - Estimated Fair Value of Stock Option Grants at Date of Grant using Black-Scholes Option Pricing Model with Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.62%	0.65%	0.78%
Risk-free interest rate, maximum	1.78%	1.41%	1.32%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility rate, minimum	38.70%	46.90%	50.60%
Expected volatility rate, maximum	42.50%	50.80%	55.40%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 11 months 5 days	5 years 3 months 26 days	5 years 7 months 2 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 1 month 6 days	5 years 6 months 26 days	5 years 9 months 29 days